Intangible Assets	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 3 - Intangible Assets

Intangible assets consisted of the following:

	2011		2010
	Gross Carrying	Accumulated	Gross Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Amortized intangible assets:
License agreements	$934,275	$834,169	$1,268,275	$990,420

Amortization expense on amortizable intangible assets included in the consolidated statement of operations for the year ended December 31, 2011 and January 1, 2011 was $70,249 and $73,635, respectively.

In December 2011, the Company decided to discontinue its BioluminexTM operation.  BioluminexTM is an assay for biological activity and toxicity screening of complex mixtures such as waste water, food and beverage samples and natural product extracts.  In September 2005, the Company licensed patents related to this technology from L&J Becvar, LP.  In consideration of licensed rights to these patents, the Company paid a license fee of $110,000 in cash and issued common stock equal to two percent of outstanding shares on a fully diluted basis.  The licensed rights to these patents were recognized as intangible assets with an estimated fair value of $360,000 and a useful life of 10 years.  At December 31, 2011, the Company determined that these assets no longer had any carrying value as the Company discontinued its operation related to these assets.  The unamortized carrying value of these intangible assets was $133,500 and was recognized as an impairment charge in general and administrative expenses in the statements of operations for the year ended December 31, 2011.

Estimated aggregate amortization expense for each of the next five years is as follows:

Years ending December:
2012	13,428
2013	13,428
2014	13,428
2015	13,428
2016	13,428
Thereafter	32,966
$100,106